Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

March 16, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche CROCI® Equity Dividend Fund, Deutsche Mid Cap Value Fund and Deutsche Small Cap Value Fund (collectively, the “Funds”), each a series of Deutsche Value Series, Inc. (the “Corporation”) (Reg. Nos. 033-18477; 811-05385)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 76 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on March 15, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President and Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.